Rule 497(e)
File Nos. 333-151805; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

HV-6777 - Hartford 403(b) Cornerstone Innovations

Supplement dated August 20, 2026 to Prospectus dated May 1, 2026

Effective immediately, the following funds in the above-referenced product Prospectus are closed to new investors:

•AB International Value Fund - Class A
•AB Sustainable International Thematic Fund - Class A
•Alger Mid Cap Growth Institutional Fund - Class I
•Allspring Asset Allocation Fund - Class A
•Allspring Utility and Telecommunications Fund - Class A
•American Century Investments® Mid Cap Value Fund - A Class
•BlackRock Advantage Large Cap Growth Fund - Investor A Shares
•BlackRock S&P 500 Index V.I. Fund - Class III Shares
•Calamos Global Equity Fund - Class A
•Calamos International Growth Fund - Class A
•Calvert Bond Fund - Class A
•ClearBridge Appreciation Fund - Class A
•ClearBridge Small Cap Growth Fund - Class FI
•Columbia Cornerstone Growth Fund - Class A
•Columbia Large Cap Growth Opportunity Fund - Class A
•Columbia Small Cap Value Discovery Fund - Class A (formerly Columbia Small Cap Value Fund I)
•Davis New York Venture Fund - Class A
•DWS Capital Growth Fund - Class A
•DWS International Opportunities Fund - Class A
•Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
•Eaton Vance Balanced Fund - Class A
•Eaton Vance Large-Cap Value Fund - Class A
•Federated Hermes Kaufmann Fund - Class R
•Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A
•Franklin Mutual Beacon Fund - Class A
•Franklin Mutual Shares Fund - Class A
•Frost Growth Equity Fund - Investor Class
•Goldman Sachs Large Cap Value Fund - Class A
•Goldman Sachs Mid Cap Value Fund - Class A
•Goldman Sachs Small Cap Value Fund - Class A
•Hartford Global Impact Fund - Class R4
•Hartford International Equity Fund - Class R4
•Hartford Moderate Allocation Fund - Class R4
•Hartford Moderately Aggressive Allocation Fund - Class R4
•Invesco American Franchise Fund - Class A
2026-PROSUPP-14

•Invesco Developing Markets Fund - Class A
•Invesco Discovery Mid Cap Growth Fund - Class A
•Invesco Dividend Income Fund - Class A
•Invesco Equity and Income Fund - Class A
•Invesco EQV International Equity Fund - Class A
•Invesco Global Fund - Class A
•Invesco Global Strategic Income Fund - Class A
•Invesco Gold & Special Minerals Fund - Class A
•Invesco International Growth Fund - Class A
•Invesco Main Street All Cap Fund® - Class A
•Invesco Rising Dividends Fund - Class A
•Invesco Small Cap Value Fund - Class A
•Janus Henderson Enterprise Fund - Class S
•Janus Henderson Overseas Fund - Class S
•JPMorgan Large Cap Growth Fund - Class A
•JPMorgan Small Cap Growth Fund - Class A
•JPMorgan Small Cap Value Fund - Class A
•JPMorgan U.S. Equity Fund - Class A
•Lord Abbett Affiliated Fund - Class A
•Lord Abbett Growth Opportunities Fund - Class A
•Lord Abbett International Equity Fund - Class A
•MFS® Total Return Fund - Class R3
•MFS® Utilities Fund - Class R3
•Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio - Class A
•Nomura Asset Strategy Fund - Class Y
•Nomura Diversified Income Fund - Class A
•Nomura Large Cap Growth Fund - Class Y
•Nomura Natural Resources Fund - Class Y
•Nuveen Dividend Growth Fund - Class A
•Nuveen Small Cap Select Fund - Class A
•Nuveen Small/Mid Cap Growth Opportunities Fund - Class A
•PGIM Jennison Focused Growth Fund - Class A
•PGIM Jennison Mid-Cap Growth Fund - Class A
•PGIM Jennison Natural Resources Fund - Class A
•PIMCO Total Return ESG Fund - Administrative Class
•Putnam High Yield Fund - Class A
•Putnam International Small Cap Fund - Class A
•Putnam Large Cap Value Fund - Class A
•Royce Small-Cap Value Fund - Service Class
•The Hartford Capital Appreciation Fund - Class R4
•The Hartford Checks and Balances Fund - Class R4
•The Hartford Conservative Allocation Fund - Class R4
•The Hartford Growth Opportunities Fund - Class R4
•The Hartford High Yield Fund - Class R4
•The Hartford MidCap Value Fund - Class R4
•The Hartford Small Company Fund - Class R4
•The Hartford Total Return Bond Fund - Class R4
•Timothy Plan Large/Mid Cap Value Fund - Class A
•Victory Diversified Stock Fund - Class A
•Victory Pioneer Disciplined Value Fund - Class A
•Victory Pioneer Fundamental Growth Fund - Class A
•Victory Pioneer Mid Cap Value Fund - Class A
•Victory Pioneer Strategic Income Fund - Class A
•Virtus Ceredex Large-Cap Value Equity Fund - Class A
2026-PROSUPP-14

•Virtus NFJ International Value Fund - Class A
•Virtus Seix Total Return Bond Fund - Class A

Effective immediately, the following funds are added to the table of funds in the “Appendix A – General Account Options and Underlying Funds” section of the above-referenced product Prospectus (all other information in the table of funds remains unchanged):

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Technology	Nomura Science and Technology Fund - Class Y* (Formerly Macquarie Science and Technology Fund)	1.17%	33.80%	14.04%	17.59%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Small Growth	Nomura Small Cap Growth Fund - Class Y* (Formerly Macquarie Small Cap Growth Fund)	1.13%	13.50%	2.03%	9.84%
	Adviser: Delaware Management Company
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
2026-PROSUPP-14